Dana Large Cap Equity Fund
FUND SUMMARY DANA LARGE CAP EQUITY FUND
Investment Objective
The investment objective of the Dana Large Cap Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 16 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dana Large Cap Equity Fund - USD ($)	Class N	Class A		Institutional Class
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	5.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%		2.00%
Fee for Redemptions Paid by Wire	$ 15.00	$ 15.00		$ 15.00
[1]	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dana Large Cap Equity Fund		Class N	Class A	Institutional Class
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		1.93%	1.93%	1.68%
Fee Waiver/Expenses Reimbursement		(0.95%)	(0.95%)	(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	[1]	0.98%	0.98%	0.73%
[1]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2017, so that Total Annual Fund Operating Expenses does not exceed 0.73%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as "Acquired Funds Fees and Expenses"). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. The amounts subject to potential recoupment by the Adviser prior to the reorganization as a series of the Valued Advisers Trust are not subject to recoupment.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year and three year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Dana Large Cap Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class N	100	416	860	2,094
Class A	595	895	1,317	2,489
Institutional Class	75	338	728	1,822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the Fund’s most recent fiscal year ended October 31, 2014, the portfolio turnover rate was 57%.
Principal Investment Strategies
The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund’s investment adviser (the “Adviser”) for its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund’s benchmark is the Standard & Poor’s 500® Index. “Sector-neutral, relative-value” refers to the Adviser striving to keep sector diversification within the Fund’s portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies listed on major U.S. exchanges, based on market capitalization. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in large cap equity securities, which the Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase. While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The Fund portfolio is designed to resemble the broad large-cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company’s fundamentals are no longer compatible with the Fund’s objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund’s benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by insuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts (“REITs”), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds (“ETFs”). The Fund may invest in ETFs to gain market exposure when there are significant cash flows.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class N shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. The performance of the Fund’s Institutional Class Shares and Class A Shares would differ from the Class N returns shown in the bar chart because the expenses of the Classes differ. The Fund was reorganized on October 28, 2013 from a series of The Epiphany Funds, a trust established under the laws of Ohio, (the “Predecessor Fund”), to a series of Valued Advisers Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and strategies of the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.
(as of December 31)

Highest/Lowest quarterly results during this time period were:

Best Quarter: 1st Quarter, 2012, 13.29%

Worst Quarter: 3rd Quarter, 2011, (17.13)%

The year-to-date return as of September 30, 2015 was -6.04%
Average Annual Total Returns (for the period ended December 31, 2014)
Average Annual Total Returns - Dana Large Cap Equity Fund		One Year	Since Inception		Inception Date
Class N	[1]	14.31%	17.48%		Mar. 01, 2010
Class N | Return After Taxes on Distributions	[1]	12.83%	16.38%		Mar. 01, 2010
Class N | Return After Taxes On Distributions and Sale of Fund Shares	[1]	9.22%	13.91%		Mar. 01, 2010
Class A Shares	[2]	8.61%	15.25%		Jul. 28, 2010
Institutional Class Shares	[3]	14.66%	17.73%		Oct. 29, 2013
S&P 500		13.69%	16.16%	[1]	Mar. 01, 2010
[1]	The Class N Shares commenced operations on March 1, 2010.
[2]	The Class A Shares commenced operations on July 28, 2010.
[3]	Institutional Class Shares commenced operations on October 29, 2013.

After-tax returns are shown for the Class N shares only. After-tax returns for Institutional Class and Class A will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.danafunds.com